Note 24 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of derivative financial instruments [text block]
24	Derivative financial instruments

Net fair values of derivative financial instruments

The net fair values of derivative financial instruments, in accordance with IFRS
13,
are:

	Year ended December 31,
	2019	2018
Derivatives hedging borrowings and investments	19,000	5,604
Other Derivatives	929	3,621
Contracts with positive fair values (*)	19,929	9,225

Derivatives hedging borrowings and investments	-	(11,667)
Other Derivatives	(1,814)	(311)
Contracts with negative fair values	(1,814)	(11,978)
Total	18,115	(2,753)

(*) In
2018
includes
$52
thousand of non-current derivatives.

Foreign exchange derivative contracts and hedge accounting

Tenaris applies hedge accounting to certain cash flow hedges of highly probable forecast transactions. The net fair values of exchange rate derivatives and those derivatives that were designated for hedge accounting as of
December 2019
and
2018,
were as follows:

			Fair Value		Hedge Accounting Reserve
Purchase currency	Sell currency	Term	2019	2018	2019	2018
MXN	USD	2020	18,999	888	404	(411)
USD	MXN	2020	(576)	-	-	-
ARS	USD	2020	-	(6,542)	-	(895)
EUR	USD	2020	588	203	-	-
USD	JPY	2030	-	-	2,149	-
USD	BRL	2020	(234)	(131)	-	-
JPY	USD	2020	(190)	271	-	-
USD	KWD	2020	103	522	38	390
USD	CAD	2020	(200)	2,089	-	-
USD	COP	2020	(345)	(23)	-	-
Others		2020	(30)	(30)	-	-
Total			18,115	(2,753)	2,591	(916)

Following is a summary of the hedge reserve evolution:

	Equity Reserve Dec-17	Movements 2018	Equity Reserve Dec-18	Movements 2019	Equity Reserve Dec-19
Foreign Exchange	(240)	(676)	(916)	3,507	2,591
Total Cash flow Hedge	(240)	(676)	(916)	3,507	2,591

Tenaris estimates that the cash flow hedge reserve corresponding to derivatives instruments at
December 31, 2019
will be recycled to the Consolidated Income Statement during
2020.
For information on lease liabilities, see Note
11.